Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	Dec. 31, 2020 USD ($)
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 230,007,184
Warrant liabilities – Public warrants	26,451,928
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities – Private Placement warrants	$ 1,386,000